Financial instruments and financial risk factors (Tables)	3 Months Ended
Jan. 31, 2022
Financial Instruments [Abstract]
Schedule of fair value measurement of assets
The Company’s financial assets measured at fair value on a recurring basis are measured under level 1 of the hierarchy and were calculated as follows:

	Balance	Level 2
	$	$
As at January 31, 2022
Accounts receivable	5,815,394	5,815,394
	5,815,394	5,815,394
As at October 31, 2021
Accounts receivable	4,072,701	4,072,701
	4,072,701	4,072,701

Schedule of fair value measurement of liabilities
The Company’s financial liabilities measured at fair value on a recurring basis are measured under level 1 and 2 of the hierarchy and were calculated as follows:

	Balance	Level 1	Level 2
	$	$	$
As at January 31, 2022
Conversion feature of convertible debt (see Note 10)	14,330,664	—	14,330,664
	14,330,664	—	14,330,664
As at October 31, 2021
Conversion feature of convertible debt (see Note 10)	29,028,938	—	29,028,938
Warrants (see Note 11)	82,109,334	53,549,989	28,559,344
	111,138,272	53,549,989	57,588,282